SCHEDULE OF PURCHASE PRICE ALLOCATION (Parenthetical) (Details)	Oct. 01, 2023	Oct. 14, 2022	Feb. 09, 2022
Ellwood Thompson [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Useful lives (years)	8 years
Mother Earth's Storehouse, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Useful lives (years)			8 years
Mother Earth's Storehouse, Inc. [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Useful lives (years)			6 years
Mother Earth's Storehouse, Inc. [Member] | Non-Compete [Member]
Business Acquisition [Line Items]
Useful lives (years)			5 years
Greens Natural Foods [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Useful lives (years)		8 years
Greens Natural Foods [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Useful lives (years)		6 years
Greens Natural Foods [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Useful lives (years)		5 years